Shareholder Report, Average Annual Return (Details) 194865_Leverage Shares 2x Long PYPL Daily ETF_TF_TSR Annual {TF}	7 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Leverage Shares 2X Long PYPL Daily ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Leverage Shares 2x Long PYPL Daily ETF NAV
Average Annual Return, Percent	7.46%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	27.65%